PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET	PROPERTY AND EQUIPMENT, NET
The components of property and equipment as of December 31, 2024 and 2023 are as follows:

	Estimated Useful Lives (In Years)			December 31
				2024	2023
Land	N/A			$21	$27
Building	39			100	105
Machinery, equipment, and office equipment	1	-	20	372	353
Autos and trucks	4	-	10	113	112
Leasehold improvements	1	-	15	47	35
Total cost				653	632
Accumulated depreciation				(274)	(247)
Property and equipment, net				$379	$385
Depreciation expense related to property and equipment, including finance leases, was $80, $79, and $77, during the years ended December 31, 2024, 2023 and 2022, respectively. Depreciation expense is included within cost of revenues and selling, general, and administrative expenses in the consolidated statements of operations.